Prepaid expenses (Tables)	12 Months Ended
Sep. 30, 2023
Prepaid expenses
schedule Of Prepaid expenses
	September 30,	September 30,
	2023	2022
Prepaid expenses	$5,997	$3,894
	$5,997	$3,894